BUSINESS DEVELOPMENTS	12 Months Ended
Dec. 31, 2010
BUSINESS DEVELOPMENTS
NOTE 3 – BUSINESS DEVELOPMENT

Relevant business developments during the years ended December 31, 2010, 2009 and 2008

a) Unibanco and Unibanco Holdings

On November 3, 2008, the controlling stockholders of Itaúsa and Unibanco entered into an agreement (the “Association Agreement”) to combine the financial operations of Itaú Unibanco and Unibanco Holding (“Unibanco”) through which Unibanco would become a wholly-owned subsidiary of Itaú Unibanco Holding, in order to establish the largest financial conglomerate in the Southern Hemisphere Unibanco Holdings is a holding company whose only relevant activity is to hold an interest in Unibanco. Unibanco was until its acquisition a financial institution that provided, directly and indirectly through its subsidiaries, a wide range of credit and non-credit products and services to all segments of the Brazilian domestic market and to a lesser extent to Brazilian customers with operations outside Brazil through offices, branches and subsidiaries in Grand Cayman (Cayman Islands), New York (USA), Asunción (Paraguay), Luxembourg, and Geneva (Switzerland). Both Unibanco and Unibanco Holdings were publicly-traded companies in Brazil and in the United States, and were delisted on April 13, 2009 and April 27, 2009, respectively.

The transaction was completed through the issue, by Itaú Unibanco Holding, (former Banco Itaú Holding Financeira S.A.) of 557,475,607 common shares and 675,660,843 preferred shares to the former stockholders of Unibanco and Unibanco Holdings (after giving retroactive effect to the bonus shares in August 2009). The exchange ratio of preferred shares was calculated based on the average quoted market price of the Units(certificates representing one preferred share of Unibanco and one preferred share of Unibanco Holdings) and the average quoted market price of the preferred shares of Itaú Unibanco Holding in the last 45 sessions before November 3, 2008 at BM&F Bovespa. The exchange ratio of common shares of Unibanco and Unibanco Holdings for shares of Itaú Unibanco Holding was determined as part of the Association Agreement. The exchange ratio was the same for controlling and noncontrolling stockholders that held common shares. The exchange ratios are as follows:
Number of shares of Unibanco and of Unibanco Holdings exchanged for 1 share of Itaú Unibanco
Common	1.1797 = 1
Preferred	3.4782 = 1
Unit	1.7391 = 1
Global Depositary Receipts	0.17391 = 1

The completion of this transaction was conditional to the approval of the transaction by the BACEN, which was obtained on February 18, 2009. At the Extraordinary Stockholders’ Meetings of Unibanco, Unibanco Holdings and Itaú Unibanco Holding that took place during November 2008, the transaction was approved and the new members of the Board of Directors of Itaú Unibanco Holding were appointed. Those stockholders’ decisions were also conditional to approval of the transaction by the BACEN. After the approval from BACEN, the new members of the Board of Directors took office. We consider February 18, 2009 to be the acquisition date for accounting purposes.

The purchase price consideration of this transaction comprised:

a)	R$ 24,612, which corresponds to the fair value of the shares issued, based on the market price of Itaú Holding´s common and preferred shares on February 18, 2009, and
b)
R$ 46, which corresponds to replacement awards issued with respect to stock-based compensation plans of Unibanco and Unibanco Holdings. Itaú Unibanco Holding was required under Brazilian law to issue replacement awards for Unibanco plans and as a result a portion of the value of the replacement awards, attributed to the period prior to the business combination, has been allocated as consideration for the business acquired. Replacement awards issued are R$ 33 under the “Simple Stock Option” plan and R$ 13 under the “Program for Partners” plan of Unibanco (Note 26). Replacement awards have been measured at fair value on the date of acquisition.

There are no contingent consideration agreements. The table below summarizes the estimated fair value of assets acquired and liabilities assumed on the date of acquisition.

No measurement period adjustments have been recognised subsequent to the acquisition date.

Cash and cash equivalents	17,262
Interest-bearing deposits in other banks	770
Securities purchased under resale agreements	26,922
Central Bank compulsory deposits	2,093
Trading assets, at fair value	21,265
Available-for-sale securities, at fair value	18,547
Held-to-maturity securities, at amortized cost	836
Net loans and leases	69,644
Investments in unconsolidated companies - Redecard	3,891
Investments in unconsolidated companies - Others	1,166
Premises and equipment, net	1,155
Intangible assets	13,517
Deferred tax asset, net	1,560
Deferred tax asset for excess tax-deductible goodwill	7,155
Other assets	15,557
Total assets purchased	201,340
Non-interest and interest-bearing deposits	56,762
Securities sold under repurchase agreements	33,545
Short and long-term borrowings	38,813
Other liabilities	45,228
Total liabilities assumed	174,348
Net asset at fair value	26,992
Fair value of non-controlling interests	(1,503)
Shareholders’ equity attributable to Itaú Unibanco	25,489
Purchase price	24,659
Bargain purchase gain	830

Tax deductible goodwill according to the Brazilian tax legislation amounted to R$ 17,889. The purchase price allocation resulted in an initially recognized goodwill of R$ 6,323. Since tax deductible goodwill exceeded the amount of initial goodwill a deferred tax asset for such surplus of tax deductible goodwill was recognized, which resulted in a bargain purchase gain of R$ 830 recorded in “Other non-interest income”.

The intangible assets purchased consist of trademarks, customer relationships, including core deposit intangibles and contractual and non-contractual relationships with customers arising from the different products offered by Unibanco, business contracts including distribution channels and certain software intangibles. We have originally determined on acquisition that trademarks had an indefinite life, but during 2010, we started the project to convert “Unibanco” branches into “Itaú” branches and we decided to gradually discontinue the use of certain brands and we have concluded that such brands are no longer indefinite lived intangible assets and as such these brands are being amortized on a straight-line basis over two years (as described in Note 13). We expect to amortize the intangible assets related to customer relationships on a straight-line basis over periods between 2 and 15 years, business contracts over periods between 3 and 9 years, and software in approximately 5 years. These intangible assets were allocated to our reporting units as follows: R$ 5,857 to Commercial Bank – Individuals, R$ 1,051 to Commercial Bank – Insurance, R$ 585 to Commercial Bank – Wealth Management & Services, R$ 825 to Itaú BBA, R$ 500 to Consumer Credit – Vehicles, and R$ 4,699 to Consumer Credit – Cards and Financing.

The fair value of the amount presented as Fair Value of Non-controlling Interests in subsidiaries corresponding to common shares of Unibanco Participações Societarias S.A. (“UPS”) was estimated by applying a market approach. This fair value measurement is based on significant inputs not observable in the market and thus represents a Level 3 measurement as defined in ASC 820. The fair value estimates are based on the estimated fair value of the equity interests held by UPS.

Liabilities arising from contingencies of R$ 569 and R$ 64 were recognized on the date of acquisition for civil claims and tax lawsuits, respectively.  Both contingencies were classified as possible or remote and were reasonably estimated as future losses by management.
In connection with the business combination with Unibanco, we acquired certain loans that were deemed to be credit-impaired. See Note 9 for further details on this transaction.

b) Redecard S.A.

On February 20, 2009, we signed an agreement with Banco Citibank S.A. (“Citibank”), the controlling stockholder of Redecard S.A. (“Redecard”) in which: (i) Citibank was authorized to sell the Redecard shares through a public offering, and (ii) as stated by the stockholders’ agreement, Citibank granted to Itaú Unibanco Holding the preemptive right to acquire 24,082,760 shares of Redecard. The preemptive right was exercised on March 23, 2009 and we acquired those shares on March 30, 2009. Considering the prior interest we had in Redecard, that represented (after the business combination with Unibanco) 46.4% after the acquisition, we became the controlling stockholder of Redecard, with over 50.01% interest of the voting stock of Redecard.

Under ASC 805, Itaú Unibanco is required to remeasure previously held equity interests to fair value at the date it acquired control (in this case, March 30, 2009), and record the gain or loss directly to the statement of income. The gain recognized as a result of remeasuring to fair value our original 46.4% interest in Redecard was recorded in “other non-interest income”, as summarized below:

Original Redecard common shares – in thousands of shares	312,403
Quoted market price at date of acquisition – in R$	28.50
Fair value of our initial investment in Redecard	8,903
Less carrying amount	4,373
Pre-tax gain	4,530

The following table summarizes the consideration for the purchase of Redecard and the allocation of the assets acquired and liabilities assumed that were recognized at the acquisition date, the fair value at the acquisition date of the non-controlling interest and the determination of goodwill:

Identifiable assets acquired and liabilities assumed
Cash and cash equivalents	175
Premises and equipments, net	306
Intangible assets	5,572
Receivables from banks issuers of credit cards	12,103
Other assets	249
Total assets purchased	18,405
Deferred tax liability	1,978
Payable to merchants	10,933
Other liabilities	787
Total liabilities assumed	13,698
Total shareholders’ equity – 100%	4,707
Fair value of non-controlling interests	(9,590)
Goodwill	14,376
Purchase price	9,493
Amount paid in cash	590
Fair value of our original investment in Redecard	8,903
Intangible assets acquired consist of: the trademark and customer relationships. We expect to amortize the customer relationship intangible assets on a straight-line basis over a period between 5 and 40 years depending on the type of customer and we consider the trademark to currently have an indefinite life. These intangible assets were allocated to the Consumer Credit segment.

The goodwill of R$ 14,376 was assigned to the Consumer Credit segment and to the reporting unit Redecard. No measurement period adjustments have been recognized subsequent to the acquisition date.

Tax deductible goodwill according to the Brazilian tax legislation amounted to R$ 557. As provided for in this legislation, goodwill amortization is deductible only for purposes of social contribution on net income, being deductible for income tax purposes only upon the sale or transfer of the investment.

The fair value of the non-controlling interest in Redecard was determined by applying the market approach, based on the quoted price on March 30, 2009 and, as a result, the measurement is a Level 1 measurement under ASC 820.
The amounts of revenue and net income of Redecard since the acquisition date, included in the consolidated income statement as of December 31, 2009, are R$ 2,466 and R$ 839, respectively.

c) Porto Seguro

On August 23, 2009 Itau Unibanco Holding and Porto Seguro S.A. (PSSA) signed an agreement to unify their residential and automobile insurance operations and also signed an operating agreement by which PSSA obtains the exclusive right to offer and distribute residential and automobile insurance products to clients of the Itau Unibanco Holding branch network in Brazil and Uruguay. Consummation of the transaction was conditional to approval of the transaction by SUSEP, which was obtained on October 16, 2009.

In order to implement the agreement the assets and liabilities of Itau Seguros S.A related to the activities in residential and automobile insurance have been spun-off and transferred to a company denominated ItaúSeguros Veículo e Residência Holding S.A. (“ISAR Holding”) which at that time was a wholly subsidiary owned by Itau Unibanco. The net book assets transferred amounted to R$ 950.

The shares of ISAR Holding were contributed to PSSA in exchange for a direct 30% interest in PSSA on November 30, 2009 which is the date of the transaction.

Also in November 2009, both Itaú Unibanco Holding and the controlling shareholders of PSSA contributed their shares to Porto Seguro Itaú Unibanco Participações S.A. (“PSIUPAR”), which after this transaction is the controlling shareholder of PSSA. PSIUPAR holds approximately 70% of the shareholders’ equity of PSSA.  Itaú Unibanco Holding holds a voting and total interest of 43.9% in PSIUPAR.

As a result of this transaction, we have deconsolidated our previous subsidiary ISAR Holding and at the date of the deconsolidation we recognized a gain before taxes of R$ 936 (recorded in “other non-interest income”).

The gain recognized was based on the difference between the carrying value of the net assets of ISAR Holding transferred to PSSA and the fair value of the consideration received, which was an equity interest PSIUPAR. Considering that the only asset of PSIUPAR is the investment in PSSA the fair value of the consideration received amounted to R$ 1,886 and was based on the quoted market price of the common shares of PSSA at BM&F Bovespa.

PSIUPAR is accounted for as an equity method investee (as disclosed in Note 11) and the intercompany transactions between the parties are disclosed as related party transaction (as disclosed in Note 33).

Even though the transaction occurred in 2009, we only concluded the process of allocating the difference between the value of the interest held in PSIUPAR and the interest in its net assets during 2010. This allocation is shown below:

Identifiable assets acquired and liabilities assumed
Cash and cash equivalents	11
Held-to-maturity securities	1,663
Available-for-sale securities	271
Net loans	270
Premises and equipment, net	226
Intangible assets	874
Other assets	850
Total assets purchased	4,165
Deposits	54
Short and long-term borrowings	39
Insurance claims reserves, reserves for private retirement plans and reserves for capitalization	1,754
Other liabilities	830
Total liabilities assumed	2,677
Interest in PSIUPAR’s net assets - 43.9%	1,488
Fair value of interest held in PSIUPAR	1,886
Goodwill	398

The goodwill calculated in the transaction is presented as part of the investment in PSIUPAR, as an investment in unconsolidated companies, and its recoverable amount is analyzed in relation to the total investment in the affiliate (including goodwill).

d)	Itaúsa Export S.A. and its subsidiary Itaúsa Europa Investimentos SGPS Lda.– Transaction between entities under common control

The Association Agreement entered into for the transaction of Unibanco and Unibanco Holdings described in Note 3a. required as condition precedent for its consummation that Itaú Unibanco Holding should acquire all shares of Itaúsa Export S.A. (Itaúsa Export) and Itaúsa Europa Investimentos SGPS Lda  (Itaúsa Europa) that were held by Itaúsa, the then controlling shareholder of all of Itaú Unibanco Holding, Itaúsa Export and Itaúsa Europa. On November 12, 2008, Itaú Unibanco, signed a contract with Itaúsa for the acquisition of a 77.77%  total and 80.00% voting interest of Itaúsa Export and of a 12.13% total and voting interest of Itaúsa Europa (Itaúsa Europa, itself is a subsidiary of Itausa Export). Itaúsa Export is a private holding company domiciled in Brazil which main investment is the holding of interest in Itaúsa Europa. Itaúsa Europa is a private holding company domiciled in Portugal, which main investments are the following: (i) shareholding in entities involved in private banking business outside Brazil, including: Banco Itaú Europa S.A. (Itaú Europa), the main operating entity, domiciled in Portugal and its subsidiaries Banco Itaú Europa International (BBI), domiciled in Miami and BIE Bank & Trust (BIE Lux), domiciled in Luxembourg, and (ii) 51% interest in IPI – Itaúsa Portugal Investimentos, SGPS Lda. (IPI), an entity that holds a 19% total and voting interest in Banco BPI S.A., one of the largest banks in Portugal. Before this transaction, Itaú Unibanco Holding already held a 22.23% total and 20.00% voting interest in Itaúsa Export and a 49% total and voting interest in IPI that were accounted for under the equity method.

The transaction was consummated with the payment of R$ 587 in cash and the issuance of 23,050,428 common shares of Itaú Unibanco (after giving retroactive effect to the bonus shares in April 2009). The cash was paid and the shares were delivered on November 27 and 28, 2008, respectively. In addition, the price of this transaction was adjusted, based on the difference of BPI share price between October 31, 2008 (base date for setting the purchase price or price 1) and November 3, 2010 (price 2), which was reimbursed by Itaúsa in the amount of R$ 70. The reason for this price adjustment is that the parties understand that the quoted market price of BPI shares in October 2008 does not reflect its actual value, because of the global economic crisis. The purchase price adjustment was accounted for as a derivative financial instrument at fair value with gains and losses recognized in income.

According to ASC 805 - Business Combinations, this transaction was considered a transaction between entities under common control resulting in a change in the reporting entity and the financial statements currently presented for all periods before the transaction consider the combined financial position, results of operations and cash flows of Itaú Unibanco Holding and of Itaúsa Export and its subsidiaries. The assets and liabilities of Itaúsa Export and its subsidiaries are accounted for at their historical cost in the books of Itaúsa. The cash payment to Itaúsa of R$ 587 has been recorded as a reduction of stockholders’ equity. The issuance of shares of Banco Itaú to Itaúsa was recorded also as a reduction of stockholders’ equity and as an increase in minority interest at their book value of R$ 102. The book value of the assets and liabilities received exceeded the sum of the cash payment of R$ 587 and the credit to minority interest of R$ 102 and has been recorded as a distribution to the controlling shareholder under “Additional paid-in capital – Cash paid and shares of subsidiary issued on acquisition of interest in Itaúsa Export.”
During 2009 and contemporaneously with the issuance of shares of Itaú Unibanco Holding to shareholders of Unibanco and Unibanco Holdings, Itaúsa exchanged the shares obtained during 2008 on Itaú Unibanco (as described above) for shares of Itaú Unibanco Holding. After the exchange Itaú Unibanco became again a wholly-owned subsidiary of Itaú Unibanco Holding. The exchange was recorded at is carrying amount and resulted in the decrease of non-controlling interest by R$ 105, the increase in common shares of R$ 95 and the difference has been recognized in additional paid-in capital.

e) BBA HE Participações S.A.

In December 2008, Itaú Unibanco Holding through Itaú Unibanco acquired 100% of the shares of BBA HE Participações S.A (HE). HE has the sole purpose of investing in Itaú BBA Participações, which controls Itaú BBA. After that transaction, Itaú BBA Participações and Itaú BBA became wholly owned subsidiaries of Itaú Unibanco Holding.

The transaction has been accounted for as a step acquisition following the purchase method of accounting as required under ASC 805 - Business Combinations for transactions before January 1, 2009.

The purchase price was R$ 399 paid in cash. The only relevant asset of HE was the shares in BBA Participações whose only relevant asset was the shares in Itaú BBA representing a 4.25% total interest in Itaú BBA. According to the allocation of fair value of assets acquired and liabilities assumed, Itaú Unibanco Holding has determined that the fair value of consideration paid was lower than the fair value of assets acquired and liabilities assumed resulting in an excess of fair value over purchase price consideration (“negative goodwill”) in this acquisition. Such “negative goodwill” was allocated to long-lived assets acquired, reducing the amount of fair value originally allocated. The following table presents the estimated fair value of assets acquired and liabilities assumed, after the allocation of the negative goodwill, as of the date of acquisition:

Interest-bearing deposits in other banks	2,092
Trading assets	576
Available-for-sale securities	541
Loans and leases	1,848
Intangible assets	116
Other assets	484
Total assets purchased	5,657
Liabilities assumed	5,258
Purchase price	399

Intangible assets purchased consist of customer relationships and we expect to amortize them over 10 years. Those intangible assets have been allocated to the Itaú BBA segment.

In connection with the acquisition of the shares of HE an amount of R$ 140 was paid to the selling shareholders which were also officers of Itaú BBA. In the acquisition of the initial interest in Itaú BBA in 2002, Itaú Unibanco Holding undertook to pay a cash bonus to the directors and officers (all of whom were also selling shareholders of Itaú BBA) that remained in their capacity providing services to Itaú BBA over a certain period of time after the original acquisition date. The amount of R$ 140 that was paid in December 2008 has been accrued as compensation expense since the date on which the officers began to have right to such bonus through December 2008.